GOODWILL (Tables)	12 Months Ended
Dec. 31, 2010
GOODWILL
Schedule of change in net carrying amount of goodwill by reportable segments

	Russia Mobile	Ukraine Mobile	Russia Fixed	Other	Total
Balance at January 1, 2009
Gross amount of goodwill	$127,311	$5,508	$141,380	$245,163	$519,362
Accumulated impairment loss	—	—	(49,891)	—	(49,891)

	127,311	5,508	91,489	245,163	469,471

Acquisitions (Note 3)	189,842	—	104,439	34,283	328,564
Finalization of purchase accounting	—	—	41,835	—	41,835
Currency translation adjustment	(3,636)	(197)	(1,397)	(30,867)	(36,097)

Balance at December 31, 2009
Gross amount of goodwill	313,517	5,311	284,832	248,579	852,239
Accumulated impairment loss	—	—	(48,466)	—	(48,466)

	313,517	5,311	236,366	248,579	803,773

Acquisitions (Note 3)	—	—	175,307	—	175,307
Currency translation adjustment	(2,394)	16	(934)	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	311,123	5,327	458,835	254,146	1,029,431
Accumulated impairment loss	—	—	(48,096)	—	(48,096)

	$311,123	$5,327	$410,739	$254,146	$981,335